Long-term Debt (Details) (USD $)					6 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2014 Royal Bank of Scotland plc (RBS)	Jul. 01, 2013 Royal Bank of Scotland plc (RBS)	Sep. 30, 2014 Royal Bank of Scotland plc (RBS) Prior to September 26, 2014 LIBOR	Sep. 30, 2014 Royal Bank of Scotland plc (RBS) From September 26, 2014 through September 25, 2015 LIBOR	Sep. 30, 2014 Royal Bank of Scotland plc (RBS) After September 26, 2015 LIBOR	Sep. 30, 2014 Tranche A	Sep. 30, 2014 Tranche B	Sep. 30, 2014 Tranche C
Presented as follows:
Current portion of long-term debt	$ 9,612,000	$ 9,612,000
Long-term debt-net of current portion	114,300,500	119,106,500
Total secured bank debt	123,912,500		123,912,500					42,500,000	31,962,500	49,450,000
Margin added to LIBOR for interest rate on loan facility					1.50%	2.00%	2.50%
New building cash collateral			$ 0	$ 66,538,170